Business Combination (Details Narrative) - USD ($)						1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 27, 2025	Jan. 23, 2025	Dec. 20, 2024	Nov. 07, 2023	Jun. 28, 2023	Sep. 30, 2024	Aug. 31, 2024	Jan. 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2022
Business Acquisition [Line Items]
Common stock par share										$ 0.0001	$ 0.0001	$ 0.0001
Issuance of common stock to settle deferred underwriter fee payable, shares	216,675	650,026	245,007	543,057				277,778
Convertible securities, value											$ 16,000
Warrant outstanding										14,430,958	12,181,019	14,430,958
Temporary Equity, Par or Stated Value Per Share													$ 0.88637847
Business combination consideration liability										$ 11,016,000
Transaction costs										$ 900,000
Business combination percentage										78.20%
Share price	$ 0.9230	$ 0.9230	$ 0.8163									$ 10.00
Stock issued during period value								$ 200,000		$ 242,000
Stock issued during period acquisition, shares				95,745
Payment of notes payable							$ 100,000
Debt stated percentage										8.00%		8.00%
Common Stock [Member]
Business Acquisition [Line Items]
Issuance of common stock to settle deferred underwriter fee payable, shares						526,312			277,778	277,778
Convertible securities, value
Stock issued during period value
Data Knights [Member]
Business Acquisition [Line Items]
Business combination consideration liability										$ 20,000,000.0
Business acquisition share price										$ 0.0001
Common stock par share										$ 10.00
Issuance of common stock to settle deferred underwriter fee payable, shares										20,000,000
Convertible securities, value										$ 47,900,000
Issuance of Series A-2 Preferred Stock, shares										5,475,362
Business combination consideration liability										$ 100,000
Business combination consideration liability										$ 11,000,000.0
Debt stated percentage										12.50%
Interest expense										$ 100,000
Underwriter fees										$ 3,300,000	$ 3,500,000
Data Knights [Member] | Share-Based Payment Arrangement, Option [Member]
Business Acquisition [Line Items]
Warrant outstanding										612,670
Data Knights [Member] | Series A 1 Preferred Stock [Member]
Business Acquisition [Line Items]
Issuance of Series A-2 Preferred Stock, shares										6,261,553
Data Knights [Member] | Warrant [Member]
Business Acquisition [Line Items]
Issuance of Series A-2 Preferred Stock, shares										543,057
Warrant outstanding										3,859,464
Data Knights [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Issuance of Series A-2 Preferred Stock, shares										3,420,945
Data Knights [Member] | Series A 2 Preferred Stock [Member]
Business Acquisition [Line Items]
Issuance of Series A-2 Preferred Stock, shares										3,853,797
Data Knights [Member] | Series A 1 Preferred Stock [Member]
Business Acquisition [Line Items]
Issuance of Series A-2 Preferred Stock, shares										3,204,000
Data Knights Acquisition Corp [Member]
Business Acquisition [Line Items]
Issuance of common stock to settle deferred underwriter fee payable, shares					277,778
Business combination underwriter fees										$ 4,000,000.0
Business combination cash										500,000
Promissory note										$ 500,000
Debt maturity date										Mar. 01, 2024
Share price					$ 10.89					$ 0.88
Stock issued during period value					$ 3.0
Stock issued during period acquisition					$ 2,800,000					$ 2,800,000
Stock issued during period acquisition, shares					3,175,000					3,175,000
Data Knights Acquisition Corp [Member] | Securities Purchase Agreement [Member]
Business Acquisition [Line Items]
Debt principal amount					$ 1,500,000
Investment					$ 1,500,000